Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 18, 2020
Significant Accounting Policies (Details) [Line Items]
Securities percentage		10.00%
Gain (loss) from foreign currency transactions		$ 197,000	$ (43,000)	$ (102,000)
Account receivable		$ 7,296
Property, plant and equipment estimated useful lives percentage		5.00%
Accrued expenses		$ 57,906
Other payables			169,087
Contract liabilities		$ 124,687	16,127	36,026
Value added tax percentage		13.00%
Research and development expenses		$ 1,412,355	1,466,682	643,958
Sales and marketing expenses		$ 596,620	$ 641,778	$ 291,534
Granted amount (in Shares)		37,740	18,214	530,410
Statutory reserves description		(i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Number of operating segment		1
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life term		42 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life term		46 years
Equity Ownership [Member]
Significant Accounting Policies (Details) [Line Items]
Owned percentage					70.00%
Forecast [Member]
Significant Accounting Policies (Details) [Line Items]
Contract liabilities	$ 57,906
China’s Foreign Investment Enterprises [Member]
Significant Accounting Policies (Details) [Line Items]
Statutory reserves description		(i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company.